Segmental information - Summary of segment reporting information by geographical areas (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmental information
Revenue	€ 877,621	€ 730,188	€ 561,202
Non-current assets	1,776,439	953,533
United Kingdom
Segmental information
Revenue	81,759	78,472	68,688
Malta
Segmental information
Revenue	105,596	95,696	70,529
US
Segmental information
Revenue	144,185	123,677	67,093
Non-current assets	225,759	240,635
Switzerland
Segmental information
Revenue	9,152	10,822	7,397
Non-current assets	1,307,794	499,715
Germany
Segmental information
Non-current assets	59,535	61,051
Other countries
Segmental information
Revenue	536,929	421,521	€ 347,495
Non-current assets	€ 183,351	€ 152,132